UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washinton, DC 20549


                                   FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY





Investment Company Act file number                   811-10419

Exact Name of registrant as specified in charter     NorthQuest Capital
                                                     Fund, Inc.

Address of principal executive offices               16 Rimwood Lane
                                                     Colts Neck, NJ 07722

Name and address of agent for service                Peter J. Lencki
                                                     16 Rimwood Lane
                                                     Colts Neck, NJ 07722

Registrants telephone number, including area code    732-842-3465

Date of fiscal year end:                             12/31/08

Date of reporting period:                            03/31/08





























                                      -i-



(page)

Item 1. Schedule of Investments.





                         NORTHQUEST CAPITAL FUND, INC.



                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

                                 March 31, 2008


























                         NorthQuest Capital Fund, Inc.
                                16 Rimwood Lane
                             Colts Neck, NJ  07722
                                 1-800-698-5261

                             www.NorthQuestFund.com















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(page)





                         NORTHQUEST CAPITAL FUND, INC.



                                                              March 31, 2008



To the Shareholders of NorthQuest Capital Fund, Inc.:

   Our Fund began the year at a share price of $12.85 and ended the past three months at $12.27. The Fund's total return, year-to-date before taxes for this period, decreased 4.51%. NorthQuest has 197,200 shares outstanding with total net assets of $2,419,404. The following table may be helpful in comparing the Fund's performance with other investments and financial indices.


                             Performance Comparison

    The Fund & Other Indexes                        Year-To-Date (YTD)
    ------------------------                        ------------------
    NorthQuest Capital Fund                             (4.51%)
    Dow Jones Industrial                                (7.55%)
    NASDAQ Composite                                   (14.07%)
    S&P 500                                             (9.92%)

During the quarter the Fund purchased another 200 shares of Amgen Incorporated
(AMGN). NorthQuest sold (at a profit) the entire postion (1,352 shares) of Bank of America (BAC). The sale of BAC will cut the Fund's exposure to the weak real estate and credit markets. The Fund continues to closely monitor economic and financial events for investment opportunities.
   Two investment holdings in the Fund's portfolio, ChoicePoint Inc. (CPS) and Diebold Incorporated (DBD), have received buyout offers from other firms. A pro-posal of $50 per share from Reed Elsevier Group PLC, an Anglo-Dutch publishing group, has been accepted by the CPS board of directors. ChoicePoint shareholders will vote to reject or approve the merger agreement on 04/16/08. The Diebold board of directors has rejected a bid of $40 per share from United Technologies
(UTX). The DBD board believes the offer is too low. NorthQuest will continue to evaluate the details of these propsective acquisitions.
   This quarterly report includes the Fund's "Schedule of Investments" and each shareholders' account statement. For information about the Fund's daily perform-ance and other financial information visit our web site address at www.NorthQuestFund.com. Please do not hesitate to call or write me with any comments or questions that you may have about this report.

Sincerely,

/s/ Peter J. Lencki
    ---------------
    President






                                      -1-



(page)                   NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                     Schedule of Investments - (Unaudited)
                     -------------------------------------
                                 March 31, 2008
                                 --------------
                                                                    Fair
COMMON STOCKS - 94.35%                  Shares         Cost         Value
----------------------                  ------         ----         -----
Biotechnology Industry - 3.80%
------------------------------
Amgen Incorp. *                          2,200   $   126,843   $    91,916
                                                   ----------     ---------

Computer Hardware & Software - 7.72%
-------------------------------------
Fiserv Inc. *                            2,500       109,333       120,225
Symantec Corp. *                         4,000        38,022        66,480
                                                   ----------     ---------
                                                     147,355       186,705
                                                   ----------     ---------

Defense Industry - 10.34%
------------------------
General Dynamics Corp.                   3,000       100,926       250,110
                                                   ----------     ---------

Electrical Products/Equipment - 5.81%
-------------------------------------
General Electric Company                 2,800        91,773       103,628
Technitrol Inc.                          1,600        33,398        37,008
                                                   ----------     ---------
                                                     125,171       140,636
                                                   ----------     ---------

Financial Services - 4.28%
--------------------------
U.S. Bancorp                             2,500        74,356        80,900
Washington Mutual Inc.                   2,200        78,861        22,660
                                                   ----------     ---------
                                                     153,217       103,560
                                                   ----------     ---------

Food Industry - 2.49%
---------------------
Hershey Company                          1,600        55,426        60,272
                                                   ----------     ---------
Industrials - 7.98%
-------------------
Diebold Incorporated                     2,000        81,095        75,100
Donaldson Co.                            1,800        35,487        72,504
Sealed Air                               1,800        39,558        45,450
                                                   ----------     ---------
                                                     156,140       193,054
                                                   ----------     ---------
Insurance - 14.93%
------------------
Allstate Corporation                     1,800        93,537        86,508
Berkshire Hathaway, Class B *               38        89,457       169,970
ChoicePoint Inc. *                       2,200        94,513       104,720
                                                   ----------     ---------
                                                     277,507       361,198
                                      -2-



(page)                   NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
               Schedule of Investments - (Unaudited) (continued)
               -------------------------------------------------
                                 March 31, 2008
                                 --------------
                                                                    Fair
                                        Shares         Cost         Value
                                        ------         ----         -----
Medical & Drug Industry - 13.24%
-------------------------------
Medtronic Inc.                           1,800        89,689        87,066
Pfizer Inc.                              4,000       119,419        83,720
Stryker Corp. *                          2,300        72,731       149,615
                                                   ----------     ---------
                                                     281,839       320,401
                                                   ----------     ---------

Natural Gas Distribution - 2.31%
--------------------------------
New Jersey Resources                     1,800        39,123        55,890
                                                   ----------     ---------

Petroleum & Chemical Industry - 8.26%
-------------------------------------
E.I. du Pont de Nemours & Company        1,000        43,680        46,760
Exxon Mobil Corporation                    500        18,755        42,290
3M Company                               1,400       103,918       110,810
                                                   ----------    ----------
                                                     166,353       199,860
                                                   ----------    ----------

Publishers - 4.20%
------------------
McGraw-Hill                              2,750        89,892       101,613
                                                   ----------    ----------

Steel Industry - 2.97%
----------------------
Reliance Steel & Aluminum                1,200        54,761        71,832
                                                   ----------    ----------

Telecommunications Equip. Industry - 1.99%
------------------------------------------
Cisco Systems *                          2,000        31,657        48,180
                                                   ----------    ----------

Utility (Electric) Industry - 4.03%
-----------------------------------
Exelon Corporation                       1,200        45,255        97,524
                                                   ----------    ----------

TOTAL COMMON STOCKS                              $ 1,851,465   $ 2,282,751
                                                   ----------    ----------

OTHER ASSETS AND LIABILITIES - 5.65%                               136,653
                                                                 ----------

NET ASSETS - 100.00%                                           $ 2,419,404
                                                                 ==========

* Non-income producing during the period.
                                      -3-



(page)                   NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
               Schedule of Investments - (Unaudited) (continued)
               -------------------------------------------------
                                 March 31, 2008
                                 --------------




Securities Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing ser-vice when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the Nasdaq over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quo-tations are not readily available, or when the Advisor determines that the mar-ket quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors in accordance with the Fund's "Fair Value Policy" that has been authorized by the Fund's Board. The Board has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.



























This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accom-panied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of NorthQuest Capital Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and material information.




                                      -4-



(page)
Item 2. Controls and Procedures.

(a) The Registrant's President and Chief Financial Officer, Peter J. Lencki, has concluded that the Registrant's disclosure controls and procedures (as de-fined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

   B. Certifications

I, Peter J. Lencki, certify that:

1. I have prepared this report on Form N-Q for the NorthQuest Capital Fund, Inc.

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the state-ment made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report:

3. Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. I have the responsibility for establishing and maintaining disclosure con-trols and procedures (as defined by in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as de-fined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

   a) Designed such disclosure controls and procedures, or caused such disclo-sure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period which this report is being pre-pared;
   b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our super-vision, to provide resonable assurance regarding the reliability of fin-ancial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
   c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effec-tiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and
   d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial re-porting; and

                                     -ii-



(page)
5. I have disclosed to the registrant's auditors and the audit committee of the registrant's Board of Directors persons (or persons performing the equivalent functions):

   a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reason-ably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
   b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

   Date:  04/08/08                           By:  /s/ Peter J. Lencki
                                                      ---------------
                                                      Peter J. Lencki
                                                      President
                                                      Chief Financial Officer



                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

   (Registrant)                                 NorthQuest Capital Fund, Inc.

   By (Signature and Title)                       /s/ Peter J. Lencki
                                                      ---------------
                                                      Peter J. Lencki
                                                      President
                                                      Chief Financial Officer

   Date:  04/08/08


























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